Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Derivative instruments	$ 3	$ 0
Liabilities:
Long-term debt, including current portion	16,529	13,472
Level 1 [Member]
Assets:
Investments (Note 14)	0	0
Total assets	0	0
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Level 2 [Member]
Assets:
Investments (Note 14)	0	0
Total assets	3	3
Liabilities:
Long-term debt, including current portion	16,529	13,472
Total liabilities	16,554	13,472
Level 3 [Member]
Assets:
Investments (Note 14)	7	2
Total assets	7	2
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Carrying Value [Member]
Assets:
Investments (Note 14)	7	2
Total assets	10	5
Liabilities:
Long-term debt, including current portion	13,532	11,475
Total liabilities	13,557	11,475
Fair Value [Member]
Assets:
Investments (Note 14)	7	2
Total assets	10	5
Liabilities:
Long-term debt, including current portion	16,529	13,472
Total liabilities	16,554	13,472
Fair Value Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments	0	0
Fair Value Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments	3	1
Fair Value Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments	0	0
Fair Value Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments	3	1
Fair Value Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments	3	1
Cash Flow Hedging [Member] | Level 1 [Member]
Assets:
Derivative instruments		0
Liabilities:
Derivative instruments	0
Cash Flow Hedging [Member] | Level 2 [Member]
Assets:
Derivative instruments		2
Liabilities:
Derivative instruments	25
Cash Flow Hedging [Member] | Level 3 [Member]
Assets:
Derivative instruments		0
Liabilities:
Derivative instruments	0
Cash Flow Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instruments		2
Liabilities:
Derivative instruments	25
Cash Flow Hedging [Member] | Fair Value [Member]
Assets:
Derivative instruments		$ 2
Liabilities:
Derivative instruments	$ 25